Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Supplement dated September 4, 2019 to the Prospectus dated May 1, 2019

Effective September 4, 2019, the Prospectus is supplemented and amended as follows:

(1)   All references to the entities listed in column A are replaced with references to the entities listed in column B as follows:

A Current Name	B New Name
The Boston Trust & Walden Funds	Boston Trust Walden Funds
Boston Trust & Investment Management Company	Boston Trust Walden Company
Boston Trust Investment Management, Inc.	Boston Trust Walden Inc.
Walden Asset Management Fund	Walden Balanced Fund

In all other respects, the information applicable to each of The Boston Trust & Walden Funds, Boston Trust & Investment Management Company, Boston Trust Investment Management, Inc., and Walden Asset Management Fund remains unchanged.

(2)   The “Portfolio Manager” listing on page 2 with respect to the Boston Trust Asset Management Fund, and page 4 with respect to the Boston Trust Equity Fund, is deleted in its entirety and replaced with the following:

Lead Portfolio Manager:	Domenic Colasacco, CFA, Since 1995

Portfolio Managers:	Amy Crandall Kaser, CFP, Since 2019

Jason T. O’Connell, CFA, CFP, CAIA, Since 2019

(3) The following individuals are added to the list of “Portfolio Managers” on page 36:

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Amy Crandall Kaser, CFP

Ms. Crandall Kaser is a portfolio manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden Company, in 2012. She earned a B.A. from the College of William & Mary and an M.B.A. from The Wharton School of the University of Pennsylvania. She holds the Certified Financial Planner (CFP) certification.

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Jason T. O’Connell, CFA, CFP, CAIA	Mr. O’Connell is a portfolio manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2014. He earned a BS from Boston

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College. He holds the Certified Financial Planner (CFP) certification and holds the Chartered Alternative Investment Analyst (CAIA), and Chartered Financial Analyst (CFA) designations and is a member of the CFA Society Boston and the CFA Institute.

Please retain this supplement with your Prospectus for future reference.

This Supplement, and the Prospectus, Summary Prospectus and SAI, each dated May 1, 2019 provide relevant information for all shareholders and should be retained for future reference.  The Prospectuses and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

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Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Supplement dated September 4, 2019 to the

Statement of Additional Information (“SAI”) dated May 1, 2019

Effective September 4, 2019, the SAI is supplemented and amended as follows:

(1)  All references to the entities listed in column A are replaced with references to the entities listed in column B as follows:

A Current Name	B New Name
The Boston Trust & Walden Funds	Boston Trust Walden Funds
Boston Trust & Investment Management Company	Boston Trust Walden Company
Boston Trust Investment Management, Inc.	Boston Trust Walden Inc.
Walden Asset Management Fund	Walden Balanced Fund

In all other respects, the information applicable to each of The Boston Trust & Walden Funds, Boston Trust & Investment Management Company, Boston Trust Investment Management, Inc., and Walden Asset Management Fund remains unchanged.

(2)  The first paragraph and table under the heading “Portfolio Manager Information” on page 20 is deleted in its entirety and replaced with the following:

Domenic Colasacco serves as Lead Portfolio Manager for the Boston Trust Asset Management Fund and the Boston Trust Equity Fund. Kenneth Scott serves as Lead Portfolio Manager for the Boston Trust Small Cap Fund, the Boston Trust SMID Cap Fund, the Walden Small Cap Fund and the Walden SMID Cap Fund. William H. Apfel serves as Portfolio Manager for the Walden Balanced Fund and Walden Equity Fund, and Lead Portfolio Manager for the Walden International Equity Fund. Stephen Amyouny serves as Lead Portfolio Manager for the Boston Trust Midcap Fund and the Walden Midcap Fund. Amy Crandall Kaser serves as Portfolio Manager for the Boston Trust Asset Management Fund and the Boston Trust Equity Fund.  Jason T. O’Connell serves as Portfolio Manager for the Boston Trust Asset Management Fund and the Boston Trust Equity Fund.  Belinda Cavazos serves as Portfolio Manager for the Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Small Cap Fund, Walden Midcap Fund, Walden SMID Cap Fund and Walden Small Cap Fund. Nathaniel J. Riley serves as Portfolio Manager for the Walden International Equity Fund. Richard Q. Williams serves as Portfolio Manager for the Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Small Cap Fund, Walden Midcap Fund, Walden SMID Cap Fund and Walden Small Cap Fund. David A. Sandell serves as Portfolio Manager for the Walden International Equity Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2018 (unless otherwise noted):

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	OTHER		OTHER
	REGISTERED		POOLED
	INVESTMENT	ASSETS	INVESTMENT	ASSETS	OTHER
	COMPANY	MANAGED	VEHICLE	MANAGED	ACCOUNTS	ASSETS MANAGED
PORTFOLIO MANAGER	ACCOUNTS	($ MILLIONS)	ACCOUNTS	($ MILLIONS)	*	($ MILLIONS)
DOMENIC COLASACCO	0	$0	2	$476.9	122	$1,475.7
AMY CRANDALL KASER **	0	$0	0	$0	14	$96.6
JASON T. O’CONNELL**	0	$0	0	$0	69	$403.1
KENNETH SCOTT	0	$0	0	$0	21	$1,022.5
STEPHEN AMYOUNY	0	$0	0	$0	75	$1,517.4
WILLIAM H. APFEL	0	$0	1	$303.7	62	$939.4
BELINDA CAVAZOS	0	$0	0	$0	44	$334.8
RICHARD Q. WILLIAMS	0	$0	0	$0	24	$350
DAVID A. SANDELL	0	$0	0	$0	73	$228.7
NATHANIEL J. RILEY	0	$0	0	$0	0	$0

*                                         The majority of these other accounts are invested in one of the other pooled investment vehicles listed above.

**                                  The number and types of other accounts managed by the portfolio manager and assets under management in those accounts are as of July 31, 2019.

(2) The second paragraph on page 21 is deleted in its entire and replaced with the following:

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2018 (unless otherwise noted) is as follows:

(3)  The following individuals are added to the table on page 21:

PORTFOLIO MANAGER		DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
AMY CRANDALL KASER	Boston Trust Asset Management Fund	NONE*
	Boston Trust Equity Fund	NONE*

JASON T. O’CONNELL	Boston Trust Asset Management Fund	NONE*
	Boston Trust Equity Fund	NONE*

*As of July 31, 2019.

Please retain this supplement with your SAI for future reference.

This Supplement, and the Prospectus, Summary Prospectus and SAI, each dated May 1, 2019 provide relevant information for all shareholders and should be retained for future reference.  The Prospectuses and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

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